Exhibit 99.1

Unison Trust 2025-1 Unison Midgard Holdings LLC

Opus Capital Markets Consultants, LLC

300 Tri-State International – Suite 320 | Lincolnshire, IL 60069 | www.opuscmc.com | 224.632.1300

Executive Narrative

May 20, 2025

Performed by

Opus Capital Markets Consultants, LLC

For

Unison Midgard Holdings LLC

The report summarizes the results of a quality control (“QC”) due diligence review performed on a pool of 345 Option Investments (“Options”) by Opus Capital Markets Consultants, LLC (“Consultant”) on behalf of Unison Midgard Holdings LLC (“Client”).

Consultant performed the QC review of two prior securitization reviews completed by the Recovco Mortgage Management LLC (“Recovco) on behalf of Unison Midgard Holdings LLC (“Client.)

The scope of review completed by Opus is identified as the scope of services under the terms of Exhibit A below.

The scope of review previously completed by Recovco is identified as the scope of services under the terms of Exhibit B below.

EXHIBIT A

Scope of Services:

QC Review:

1.	Data Collection:

The Consultant shall obtain all necessary Option files, reports, guidelines, data tapes, and narratives that were reviewed or produced by the original due diligence vendor. Prior to commencing the Quality Control (QC) review, the Consultant shall perform a comprehensive review of the applicable underwriting guidelines and the original scope of work.

2.	QC Review:

A QC Review shall be conducted to verify the accuracy of the final report and narrative documents produced by the original due diligence vendor. The QC Review shall encompass the following components:

a)	Scope Review: The Consultant shall review the original scope of review details to confirm that all applicable requirements were contemplated and performed in the original review.

b)	Guidelines: The Consultant shall review applicable guidelines and perform a data analysis of the final reports to confirm the completeness and validity of the report content.

c)	Findings Review: The Consultant shall conduct a comprehensive review of all Investment Options identified with exceptions in the final report. This review shall include verification that all required trailing documents are present within the respective Investment Option files. Additionally, the Consultant shall confirm that all documentation used to resolve previously identified conditions is valid and sufficient to address the original exception. In instances where trailing documents are unavailable, the Consultant shall analyze the report commentary to ensure that adequate explanatory notes are included, detailing how the exception was otherwise resolved.

d)	Tax and Title Review: The Consultant will perform a title review and perform the following procedures:

a.	Review updated title report (One Owner O&E report) to identify judgments / liens / encumbrances (pre and post origination) which would impact the lien position of the subject Option.
b.	Confirm subject security instrument is recorded.
c.	Review Schedule B: Ensure any liens recoded prior to the security instrument recordation date are listed to exceptions on the final title policy.
d.	Super lien Homeowners’ Association (HOA) liens.
e.	For the purpose of the review the following states are subject to HOA super liens
f.	AL, AK, CO, CT, DC, DE, FL, HI, IL, MA, MD, MN, MO, NV, NH, NJ, OR, PA, RI, TN, VA, VT, WA and WV

e)	Intrinsic Value Review: The Consultant will review the AVMs used in Unison’s proprietary valuation approach to recalculate the intrinsic value of each Investment Options. For the purposes of this engagement, the Consultant has confirmed that Unison Midgard Holdings LLC updates mortgage loan values on a monthly basis and will provide updated valuations directly to the required parties, as applicable.

f)	Securitization Preparation: The Consultant shall create and provide all required securitization documents, including securitization reporting, reliance letters, narrative summaries, attestations, and a 15-E disclosure, as applicable.

Home Equity Investment

Guideline Review:

a.	Underwriting Review

Opus will review the sample to determine whether each option meets the underwriting and investment criteria, as applicable for the selected option, in effect at the time of such option’s origination, and that adequate support for the underwriting decision was contained in the related option file. The investment guidelines and calculation notes are attached as Exhibit 2. For avoidance of doubt, the following underwriting criteria will be reviewed to determine adherence to the investment guidelines:

•	Program
•	Maximum Investment Size ($)

•	Maximum Price Appreciation (Max Investor Percentage)
•	Maximum Investment as % of Property
•	Maximum Term
•	Minimum Pricing
•	Property Type / Exclusions
•	Home Inspection Present (if applicable)
•	Appraisal Present
•	Income/Asset Verification Present
•	Property Condition
•	Debt Limit (CLTV) - allowing for a 1% degree of freedom
•	Minimum Homeowner Equity
•	Max # of Units
•	Minimum FICO Score
•	Residency Requirements
•	Minimum Floor and Buyout Blackout
•	Property Approval
•	Lien Restriction
•	Title Restriction

b.	Regulatory and Compliance Review

Opus will review the contract files to verify whether all contract approval conditions, origination requirements and disclosures required by the underwriter were satisfied and the information contained in the closing documents, including the application, senior mortgage statements (if applicable), credit report and settlement statement, is consistent with the underwriting decision and final terms of such option. For avoidance of doubt, the following files will be reviewed to confirm their existence and consistency with the data tape provided:

•	1008 (applicable to HomeBuyer)
•	Application
•	Senior Mortgage Statements (applicable to New HomeOwner and HomeOwner)
•	Credit Report
•	Home Inspection Present (if applicable)
•	Appraisal Present
•	Hazard Insurance (if applicable)
•	Income/Asset Verification Present
•	Settlement Statement
•	Signed Offer Letter
•	Signed Conditions of Offer
•	Signed Important Information Notice and Total Cost Estimate (TCE)
•	Executed Funding Package
•	Recorded Memorandum
•	Recorded Security Instrument
•	Recorded Assignment(s))

c.	Insurance Review

Opus will review the contract files to verify that all required insurance was in place at origination and conformed to the underwriting guidelines. For avoidance of doubt, this includes confirming:

•	Hazard insurance was in force at the time of origination for each property
•	Flood insurance is present for all properties where any part of the structure is located in a Special Flood Hazard Area (SFHA)

d.	Origination Appraisal Review

Opus will review the appraisal conducted at the time of origination to verify:

•	The subject property address is correct
•	All subject buildings included in the collateral are included in the appraisal
•	The property condition rating is acceptable

Note that if there are multiple appraisals provided, information from the most recent appraisal will be used to determine property conditions and property types.

e.	Data Tape Review

Opus will verify, validate and recalculate (if applicable) the following data tape fields:

•	Program name
•	Qualifying FICO at origination
•	Original investment price
•	Original agreed value
•	Property value at origination
•	Debt limit (CLTV)
•	Pricing ratio
•	Investor percentage
•	Effective date
•	Expiration date
•	Term
•	Repurchase lockout
•	Homeowner equity at origination
•	CBSA
•	State
•	Occupancy status
•	Property type
•	Property condition
•	Number of units
•	AVM
•	Current intrinsic value
•	Initial Investment Fund Number

f.	Tax and Title Review

Opus will order a title search through Mortgage Connect. Opus will confirm Client has a lien position and ensure unreleased prior liens and delinquent taxes prior to Client’s effective date has been resolved. Any liens added post effective date can be accepted.

g.	Intrinsic Value Review

Opus will review the AVMs used in valuation approach to recalculate the intrinsic value of each option contract.

EXHIBIT B

RECOVCO MORTGAGE MANAGEMENT, LLC

STATEMENT OF WORK

DUE DILIGENCE SERVICES

Scope of Services:

Exhibit 1

Due Diligence for Unison Midgard Fund LP (Midgard)

1st Quarter Unison Securitization

The sample selected for the review described in this scope will be selected randomly by Recovco and will represent at least 30% (by current intrinsic value) of the statistical portfolio.

a.	Underwriting Review

Recovco will review the sample to determine whether each option meets the underwriting and investment criteria, as applicable for the selected option, in effect at the time of such option’s origination, and that adequate support for the underwriting decision was contained in the related option file. The investment guidelines and calculation notes are attached as Exhibit 2. For avoidance of doubt, the following underwriting criteria will be reviewed to determine adherence to the investment guidelines:

i.	Program
ii.	Maximum Investment Size ($)
iii.	Maximum Price Appreciation (Max Investor Percentage)
iv.	Maximum Investment as % of Property
v.	Maximum Term
vi.	Minimum Pricing
vii.	Property Type / Exclusions
viii.	Home Inspection Present (if applicable)
ix.	Appraisal Present
x.	Income/Asset Verification Present
xi.	Property Condition
xii.	Debt Limit (CLTV) - allowing for a 1% degree of freedom
xiii.	Minimum Homeowner Equity
xiv.	Max # of Units
xv.	Minimum FICO Score
xvi.	Residency Requirements
xvii.	Minimum Floor and Buyout Blackout
xviii.	Property Approval

xix.	Lien Restriction
xx.	Title Restriction

For avoidance of doubt, the following underwriting criteria contained in the investment guidelines in Exhibit 2 will not be reviewed:

i.	Minimum Canada US FICO Score
ii.	Metro Concentration Limit
iii.	Minimum Mortgage Maturity
iv.	Country Limit
v.	Non-owner Occupied Limit
vi.	Individual Owner Exposure

b. Regulatory and Compliance Review

Recovco will review the contract files to verify whether all contract approval conditions, origination requirements and disclosures required by the underwriter were satisfied and the information contained in the closing documents, including the application, senior mortgage statements (if applicable), credit report and settlement statement, is consistent with the underwriting decision and final terms of such option. For avoidance of doubt, the following files will be reviewed to confirm their existence and consistency with the data tape provided:

i.	1008 (applicable to HomeBuyer)
ii.	Application
i.	The applicant can be found as its own document or in the Offer Package
iii.	Senior Mortgage Statements (applicable to New HomeOwner and HomeOwner)
iv.	Credit Report
v.	Home Inspection Present (if applicable)
vi.	Appraisal Present
vii.	Hazard Insurance (if applicable)
i.	As of May 2021, proof of hazard insurance was no longer required
viii.	Income/Asset Verification Present
i.	If applicable, the asset statement only needs to show the financial institution, balance and applicant name. Not every page of the statement is required.
ix.	Settlement Statement
i.	For HomeBuyer, a Closing Disclosure can be accepted in lieu of a Settlement Statement
x.	Signed Offer Letter
i.	HomeBuyer deals used a Conditional Approval Package (CAP) in lieu of an Offer Package
ii.	While some Addendums and Schedule of Debts may be included in an Offer Package, they were not required to be executed with the Offer Package (required only during Closing)
xi.	Signed Conditions of Offer
i.	HomeBuyer deals used a Conditional Approval Package (CAP) in lieu of an Offer Package

xii.	Signed Important Information Notice and Total Unison Cost Estimate (TUCE) (applicable to New HomeOwner and HomeOwner)
xiii.	Executed Funding Package
xiv.	Recorded Memorandum
xv.	Recorded Security Instrument
xvi.	Recorded Assignment(s) (Only applicable for assets where Initial Investment Fund Number = 4)

c. Insurance Review

Recovco will review the contract files to verify that all required insurance was in place at origination and conformed to the underwriting guidelines. For avoidance of doubt, this includes confirming:

i.	Hazard insurance was in force at the time of origination for each property prior to May 2021
ii.	Flood insurance is present for all properties where any part of the structure is located in a Special Flood Hazard Area (SFHA)

d. Origination Appraisal Review

Recovco will review the appraisal conducted at the time of origination to verify:

i.	The subject property address is correct
ii.	All subject buildings included in the collateral are included in the appraisal
iii.	The property condition rating is acceptable

Note that if there are multiple appraisals provided, information from the most recent appraisal will be used to determine property conditions and property types.

e. Data Tape Review

Recovco will verify, validate and recalculate (if applicable) the following data tape fields:

i.	Program name
ii.	Qualifying FICO at origination
iii.	Original investment price
iv.	Original agreed value
v.	Property value at origination
vi.	Debt limit (CLTV)
vii.	Pricing ratio

viii.	Investor percentage
ix.	Effective date
x.	Expiration date
xi.	Term
xii.	Repurchase lockout
xiii.	Homeowner equity at origination
xiv.	CBSA
xv.	State
xvi.	Occupancy status
xvii.	Property type
xviii.	Property condition
xix.	Number of units
xx.	AVM
xxi.	Current intrinsic value
xxii.	Initial Investment Fund Number

f. Tax and Title Review

Recovco will order a title search through Mortgage Connect. Recovco will confirm Unison has a lien position and ensure unreleased prior liens and delinquent taxes prior to Unison’s effective date has been resolved. Any liens added post effective date can be accepted.

g. Intrinsic Value Review

Recovco will review the AVMs used in Unison’s proprietary valuation approach to recalculate the intrinsic value of each option contract.

h. Securitization Preparation

Exhibit 2

Guidelines and Calculations

a.	Investor Guidelines (April 2019 – April 2022)

Owner-occupied		Non-Owner Occupied		Portfolio
	HomeOwner	HomeBuyer[3]	HomeOwner	HomeBuyer	
Maximum Investment Size ($)	$500,000	$1,000,000	$500,000. Cannot exceed homeowners equity.	$1,000,000. Cannot exceed homeowners equity.	
Maximum Price Appreciation	70%	70%	70%	70%	70%
Maximum Investment as % of Property	20.0%	20.0%	14.0%	15.6%	
Maximum Term	Life of applicant	Life of applicant	30 years	30 years	Life of applicant
Minimum Pricing	3.0x	2.5x	5.0x	4.5x	3.5x weighted average
Property Exclusions	Log homes, houseboats, commercial properties[1], condo-hotels, agricultural properties, halfway homes, co-ops, geodesic homes, bed & breakfasts, boarding homes, mobile homes, tenency in common				
Due Diligence	Inspection and appraisal required, income and asset verification required - All documents required.				
Property Condition	C4 (Fannie Mae UAD Field-Specific Standardization requirements) or higher.				
Debt Limit	75%	85%	65%	75%	
Minimum Homeowner Equity	10.0%	5.0%	20.0%	12.5%	
Max # of Units	2	4	4	4	
Minimum US FICO Score	620	620	680	680	Weighted Average
Minimum Canada FICO Score	680	680	N/A		680
Residency Requirements	Homeowner must possess a valid SSN and/or Green Card in the United States. Homeowner must possess a valid SIN and be a permanent resident in Canada.				
Metro Concentration Limit	No more than 15% of the value at cost of the total assets held in the fund shall be in any single US market (CBSA) and no more than 35% in California. No more than 7% of the value at cost of the total assets held in the fund shall be in any single Canadian market (CMA).				
Minimum Mortgage Maturity	Minimum of 3 years remaining.				
Country Limit	No more than 20% of the portfolio may be invested in Canada.				
Non-owner Occupied Limit	Non-owner occupied is not permitted in Canada. Non-owner occupied may be up to 20% of the fund. Non-owner occupied HomeOwner may not be more than 10% of the fund.				
Minimum Floor and Buyout Blackout	3-year. Where investment exceeds homeowner equity minimum floor is 5-years.	3-year	5-year	5-year	
Property Approval	All investments must be Greenlight approved.[2]				
Lien Restriction	No private party liens on property, no property tax in arrears.				
Title Restriction	No investments where the primary applicant or titleholder is a corporation.				
Indivivual Owner Exposure	The fund may not have exposure to any one individual in excess of 4 properties, or more than $2mm in investment, at cost.				

[1] Properties that are primarily residential (Greater than 70% of square footage is residential, are not considered to be commercial if there is commercial space within the property).

[2] Greenlight auto-approved approximately 90% of all inquiries. Any property that is manually escalated and approved is considered to be Greenlight approved for the purposes of these investment guidelines.

[3] Unison's New HomeOwner product is afforded the same guidelines as Unison's HomeBuyer product. Unison New HomeOwner is defined as any transaction in which the home was purchased within 12 months of closing a Unison investment. At Unison Investment Management's discretion, the appraisal, inspection and all closing docs from the purchase can be utilized.

b.	Investor Guidelines (May 2022 – December 2022)

c.	Additional Notes and Calculations

HomeOwner + New HomeOwner

●	Debt Limit = Combined Loan to Value (CLTV)
o	CLTV = (Sum of all post close senior lien balances) / Property Value at Origination)
o	CLTV specifically refers to Post Close Combined Loan to Value
o	Please allow for a 1% degree of freedom
o	Sum of all post close senior lien balances accounts for all payoffs and paydowns
■	The mortgage/lien paydown or payoff amount can be identified on the schedule of debts in the funding package provided. Please verify the creditor and account numbers on the schedule of debts matches the credit report or mortgage statement to ensure the paydown is for the subject property.
■	Unison’s investment must not be included in the CLTV calculation
o	The mortgage used to calculate the sum of all post close senior lien balances uses the lower value between mortgage balance on the credit report and the mortgage balance from the mortgage statement. Exceptions include:
■	A mortgage statement may be used if a deferred balance is present on the mortgage statement. In which case the deferred balance must be added to the mortgage balance.
■	A closing disclosure may be used if the mortgage was recently (within the last 6 months) refinanced or newly originated
■	A credit supplement may be used if the mortgage has existed for more than 6 months but did not appear on the initial credit report
o	To verify that a mortgage is for the subject property, match the mortgage origination month and original balance on the credit report to the corresponding fields on the title report. Note that only mortgages for the subject property can count towards the sum of all post close senior lien balances
■	The origination month may differ by roughly +-2 months due to recording delays
■	There may be some variation in the origination balance on the title report and the original balance on the credit report if the credit report identifies “purchase money first”
■	The current balance must be used in CLTV calculation, not the original balance at the Option origination
o	If a line of credit (HELOC) is available for the subject property, the full credit limit will be included in the sum of all post close senior lien balances
o	Any liens on the title report prior to the effective date must count towards sum of all post close senior lien balances unless it was paid off
o	The property value at origination is determined by the appraised value in the appraisal
■	Some assets may have multiple appraisals, in which case the property value at origination is set as the average of the appraised values
■	If an OAV addendum is present in the closing documents, it will take precedence and determine the property value at origination
o	Example:
■	Property Value at Origination: $1,000,000
■	Mortgage Balance: $800,000
■	Mortgage Paydown Amount: $50,000
■	CLTV = ($800,000 - $50,000) / $1,000,000 = 75%
●	Qualifying FICO (April 2019 - April 2020)
o	1 Applicant: qualifying FICO is the median FICO in the credit report
o	2 Applicants: qualifying FICO is the lower median of the 2 applicants
■	If one applicant’s median FICO is lower than 620, use the other applicant’s median FICO

■	If an applicant’s income was not provided, their FICO was not required
o	If an applicant only has 2 FICOs on their credit report, use the lower FICO
●	Qualifying FICO (May 2020 - December 2022)
o	1 Applicant: qualifying FICO is the median FICO in the credit report
o	2 Applicants: qualifying FICO is the higher median of the 2 applicants
■	If an applicant’s income was not provided, their FICO was not required
o	If an applicant only has 2 FICOs on their credit report, use the lower FICO
●	Recorded Assignments
o	Only applicable for assets where Initial Investment Fund Number = 4
o	Assets where Initial Investment Fund Number = 100 do not require recorded assignments
●	Home Inspections
o	Home inspections were not required beginning May 2021 for assets that meeting the following criteria:
■	Appraisal condition of C3 or greater
■	Property type is a PUD, condominium, or townhouse
■	Property has an effective year built in, or after, 1980

HomeBuyer

●	Debt Limit = Combined Loan to Value (CLTV)
o	CLTV = (Sum of all post close senior lien balances) / Property Value at Origination)
o	CLTV specifically refers to Post Close Combined Loan to Value
o	Please allow for a 1% degree of freedom
o	The mortgage amount used to calculate the sum of all post close senior lien balances can be found in Form 1008 or Form 1004
o	The property value at origination is determined by the sale price found in Form 1008 or Form 1003
■	If applicable, the seller concession (also referred to as seller subsidy or credit to buyer) or temporary rent will be subtracted from the sale price to determine property value at origination
●	The seller concession can be found in the purchase agreement, residential sale contract, or final settlement statement from the escrow company
■	If the sale price listed on Form 1008 or Form 1003 is less than the appraised value, the appraised value will be set as the property value at origination
■	The mortgage lien at Unison origination will not be on the Credit Report at the time of origination
●	Qualifying FICO
o	Qualifying FICO is stated on Form 1008 or Form 1003 in the “Representative Credit/Indicator Score” field
o	A credit report is not required

Intrinsic Value

●	Intrinsic Value = (Current AVM - Original Agreed Value) * Investor Percentage + OIP
o	Beginning October 2020, Original Agreed Value = Property Value at Origination * 97.5%

Investment as Percent of Property

●	Investment Percent of Property = (OIP / Property Value at Origination) * 100

Investor Percentage

●	Investor Percentage = Investment as Percent of Property * Pricing Ratio

HomeOwner Equity

●	HomeOwner Equity = 100 - (CLTV% + Investment as Percent of Property)

Program Floor

●	Investment as Percent of Property ≥ HomeOwner Equity = 5 years
●	Investment as Percent of Property < HomeOwner Equity = 3 years

Property Type

●	Found in the appraisal report provided
●	Mobile Home / Manufactured Home may be accepted if the appraisal meets the following criteria:
o	Property Rights Appraised: Fee Simple
o	Units = 1
o	Type = Detached

Occupancy Status

●	Found in the Application, under “Property will be:”, “Property Use”, or “Occupancy Status”
●	Also confirmed via the Appraisal, under “Occupant”

Residency Status

●	SSN can be found in the credit report provided

Sampling Information

Tape Discrepancies

Data Element	Count	Accuracy
B2 SSN	1	99.71%
Home Total Loan to Value Ratio (HTLTV)	7	97.97%
OATV - Total Sr Lien over Value used by Lender	4	98.84%
Total Balance of Liens That Remain Unpaid	3	99.13%
Total Option Population	345

Title Lien Review

TITLE REVIEW RESULTS
Grade	Count	% Of Sample
1	337	97.40%
2	9	2.60%
3	0	0.00%
Total	346	100%
	Note: FRX-118478 is located on both reports

Pool Details

Option Grading Definitions

Option Review Findings

After completing a credit underwriting and valuation review of the 345 Home Equity Investments, 330 Investments had a rating grade of “1”, 10 Investments had a rating grade of “2”, 4 Investments had a rating grade of a “3” and 1 Investment had a rating of a “4” grade.

Option Reviewed (345)

FRX-013377	FRX-155263	FRX-178157	FRX-232915	FRX-248752
FRX-020214	FRX-155694	FRX-178164	FRX-233518	FRX-248754
FRX-042004	FRX-155973	FRX-178171	FRX-233822	FRX-248842
FRX-045514	FRX-157793	FRX-178782	FRX-234276	FRX-248874
FRX-068617	FRX-157841	FRX-178812	FRX-234442	FRX-251236
FRX-085291	FRX-158314	FRX-179043	FRX-234572	FRX-252241
FRX-089898	FRX-158989	FRX-179715	FRX-234686	FRX-252245
FRX-092804	FRX-159655	FRX-180163	FRX-234701	FRX-252749
FRX-094821	FRX-159745	FRX-180724	FRX-234716	FRX-253122
FRX-094999	FRX-160887	FRX-180855	FRX-234822	FRX-253587
FRX-096037	FRX-161850	FRX-180940	FRX-234824	FRX-254500
FRX-097537	FRX-162023	FRX-181006	FRX-234940	FRX-256415
FRX-103561	FRX-162190	FRX-181188	FRX-235254	FRX-256695
FRX-107472	FRX-162772	FRX-181315	FRX-235308	FRX-256722
FRX-113006	FRX-163699	FRX-181625	FRX-235492	FRX-257220
FRX-113506	FRX-163821	FRX-181833	FRX-235990	FRX-257304
FRX-113980	FRX-163976	FRX-181998	FRX-235997	FRX-257640
FRX-117446	FRX-164138	FRX-183027	FRX-236246	FRX-259074
FRX-118316	FRX-164186	FRX-191872	FRX-236313	FRX-259329
FRX-118478	FRX-164379	FRX-191972	FRX-236630	FRX-259731
FRX-119219	FRX-164384	FRX-192320	FRX-236909	FRX-262199
FRX-126137	FRX-164580	FRX-217324	FRX-237307	FRX-262974
FRX-128490	FRX-164628	FRX-217652	FRX-237698	FRX-263641
FRX-129242	FRX-164725	FRX-217950	FRX-237752	FRX-264606
FRX-130264	FRX-165004	FRX-218982	FRX-237936	FRX-265318

FRX-130639	FRX-165109	FRX-219000	FRX-238332	FRX-265515
FRX-131226	FRX-165337	FRX-219013	FRX-238481	FRX-266763
FRX-131401	FRX-165861	FRX-219341	FRX-239805	FRX-267964
FRX-132123	FRX-165946	FRX-219745	FRX-240276	FRX-268656
FRX-132305	FRX-166015	FRX-219756	FRX-240380	FRX-269150
FRX-132650	FRX-166134	FRX-219876	FRX-240558	FRX-270192
FRX-133245	FRX-166194	FRX-219928	FRX-240671	FRX-271460
FRX-133330	FRX-166203	FRX-220007	FRX-240884	FRX-273057
FRX-133661	FRX-167056	FRX-220152	FRX-241160	FRX-273704
FRX-133852	FRX-167142	FRX-220515	FRX-241598	FRX-276226
FRX-134038	FRX-167848	FRX-220580	FRX-241602	FRX-276345
FRX-134195	FRX-168388	FRX-221034	FRX-241704	FRX-277163
FRX-134542	FRX-168681	FRX-221057	FRX-241814	FRX-278455
FRX-135373	FRX-169209	FRX-221165	FRX-241843	FRX-279025
FRX-137107	FRX-169293	FRX-221436	FRX-242082	FRX-281383
FRX-139182	FRX-169520	FRX-221463	FRX-242623	FRX-282485
FRX-141313	FRX-169887	FRX-221594	FRX-243000	FRX-283590
FRX-142456	FRX-169985	FRX-221666	FRX-243214	FRX-283609
FRX-142961	FRX-170246	FRX-221943	FRX-243720	FRX-283940
FRX-143466	FRX-170307	FRX-222278	FRX-243925	FRX-285826
FRX-143606	FRX-170579	FRX-222808	FRX-243948	FRX-289099
FRX-143731	FRX-170621	FRX-224276	FRX-243950	FRX-290966
FRX-143911	FRX-171687	FRX-224372	FRX-244013	FRX-297391
FRX-144576	FRX-171826	FRX-224516	FRX-244355	FRX-298620
FRX-145225	FRX-172904	FRX-225156	FRX-244460	FRX-298979
FRX-145274	FRX-172916	FRX-225689	FRX-244494	FRX-299836
FRX-146346	FRX-173028	FRX-226484	FRX-244727	FRX-303318

FRX-146423	FRX-173114	FRX-226532	FRX-244866	FRX-306820
FRX-147003	FRX-173227	FRX-227206	FRX-244899	FRX-308199
FRX-147074	FRX-173440	FRX-227634	FRX-245285	FRX-309747
FRX-147852	FRX-173733	FRX-227853	FRX-245546	FRX-309775
FRX-148366	FRX-174278	FRX-228570	FRX-245555	FRX-312749
FRX-148406	FRX-174851	FRX-228797	FRX-245758	FRX-313118
FRX-148568	FRX-174927	FRX-228910	FRX-246170	FRX-326026
FRX-148938	FRX-175159	FRX-229084	FRX-246356	FRX-334974
FRX-148949	FRX-175426	FRX-229176	FRX-246541	FRX-336584
FRX-149008	FRX-175454	FRX-229395	FRX-247421	FRX-339761
FRX-149076	FRX-175617	FRX-229593	FRX-247426	FRX-346177
FRX-150297	FRX-176793	FRX-230104	FRX-247471	FRX-352343
FRX-152080	FRX-177175	FRX-230131	FRX-247662	FRX-380124
FRX-152222	FRX-177488	FRX-231359	FRX-247817	FRX-381463
FRX-152720	FRX-177606	FRX-231445	FRX-247854	FRX-383936
FRX-152800	FRX-177816	FRX-232242	FRX-248139	FRX-387023
FRX-154841	FRX-177942	FRX-232751	FRX-248394	FRX-406824

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com.